Retirement Plan	12 Months Ended
Dec. 31, 2020
Retirement Plan
Retirement Plan

Note 12. Retirement Plan

The Company has a 401(k) savings and profit-sharing plan (the 401(k) Plan), which is intended to be a tax- qualified defined contribution plan that covers all eligible employees, as defined in the applicable plan documents. Under the 401(k) Plan, eligible employees may elect salary deferral contributions, not to exceed limitations established annually by the Internal Revenue Service ("IRS"). The Company matches 25% of employees’ eligible contributions. The Company’s matching contributions were $0.8 million, $0.9 million and $0.9 million, respectively, for 2020, 2019 and 2018.